Significant events - Merchant business (Details) - Santander Merchant Platform Solutions Mexico, S.A. de C.V. - MXN ($) $ in Millions	Jun. 01, 2021	Dec. 03, 2020
Disclosure of associates [line items]
Sale price of acquisition contracts		$ 1,600
Gain (loss) in acquisition contracts	$ 816